These materials provide, in interactive data format using the eXtensible Business Reporting Language, information relating to DundeeWealth Funds’ prospectuses dated February 1, 2012 that were filed with the with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 6, 2012 (SEC Accession No. 0001104659-12-006944).

EXHIBIT INDEX

Exhibit No.	Description
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101. DEF	XBRL Taxonomy Extension Definition Linkbase
101. LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase